  YieldMax RBLX Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 2.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.8%
ROBLOX Corp., Expiration: 8/7/2026; Exercise Price: $39.00	$2,445,720	687	$31,602
ROBLOX Corp., Expiration: 8/21/2026; Exercise Price: $43.01	2,445,720	687	36,061
			67,663

TOTAL PURCHASED OPTIONS (Cost $517,846)			67,663

SHORT-TERM INVESTMENTS - 104.2%
Money Market Funds - 53.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,299,598	1,299,598

U.S. Treasury Bills - 50.3%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$165,000	164,951
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		1,054,000	1,050,723
			1,215,674

TOTAL SHORT-TERM INVESTMENTS (Cost $2,515,047)			2,515,272

TOTAL INVESTMENTS - 107.0% (Cost $3,032,893)			$2,582,935
Liabilities in Excess of Other Assets - (7.0)%			(169,910)
TOTAL NET ASSETS - 100.0%			$2,413,025

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,215,651.

  YieldMax RBLX Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (26.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.9)%
ROBLOX Corp., Expiration: 8/7/2026; Exercise Price: $36.00	$(2,445,720)	(687)	$(94,463)

Put Options - (22.3)%
ROBLOX Corp., Expiration: 8/21/2026; Exercise Price: $43.01	(2,445,720)	(687)	(538,855)

TOTAL WRITTEN OPTIONS (Premiums received $357,811)			$(633,318)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.